Right-of-use assets and lease liabilities - Amounts recognized in the statement of financial position (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Right of use assets and lease liabilities
Right of use assets, beginning balance	kr 127,998
Depreciation expense	(14,243)	kr (13,524)
Right of use assets, ending balance	134,994	127,998
Lease liabilities, beginning balance	130,119	85,760
Additions due to business combinations, cf note 31	0	14,046
Additions	20,189	43,151
Accretion of interest	2,953	2,763
Payments	(14,715)	(14,098)
Currency translation	977	(1,503)
Lease liabilities, ending balance	139,523	130,119
Current	14,897	14,072
Non-current	124,626	116,047
The following are the amounts recognized in income statement:
Depreciation expense of right-of-use assets	14,243	13,524
Interest expense on lease liabilities	(2,953)	(2,763)
Total amount recognized in profit and loss	(17,196)	(16,287)
Cashflow	(14,715)	(14,098)
Depreciation for the financial year has been charged as:
Research and development expenses	(11,732)	(10,001)
Sale and marketing expenses	0	0
Administrative expenses	(2,511)	(3,523)
Total	(14,243)	(13,524)
Buildings
Right of use assets and lease liabilities
Right of use assets, beginning balance	126,821	84,148
Additions due to business combination, cf note 31		14,299
Additions	18,677	42,725
Retirements		(6,035)
Reversal of depreciations		6,035
Depreciation expense	(13,177)	(12,779)
Currency translation	1,050	(1,572)
Right of use assets, ending balance	133,371	126,821
The following are the amounts recognized in income statement:
Depreciation expense of right-of-use assets	13,177	12,779
Depreciation for the financial year has been charged as:
Total	(13,177)	(12,779)
Office fixtures and fittings
Right of use assets and lease liabilities
Right of use assets, beginning balance	1,177	1,484
Additions due to business combination, cf note 31		0
Additions	1,512	581
Retirements		(144)
Reversal of depreciations		0
Depreciation expense	(1,066)	(744)
Currency translation	0	0
Right of use assets, ending balance	1,623	1,177
The following are the amounts recognized in income statement:
Depreciation expense of right-of-use assets	1,066	744
Depreciation for the financial year has been charged as:
Total	kr (1,066)	kr (744)